Leases - Maturities of Operating Lease Liabilities (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Leases [Abstract]
Remainder of 2022	$ 1,709
2023	2,339
2024	2,410
2025	2,482
2026	2,557
Thereafter	10,283
Total lease payments	21,780
Less: imputed interest	(4,149)
Operating lease liability	$ 17,631